Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001710607
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 26, 2023
Prospectus Date	rr_ProspectusDate	Jun. 22, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A